COMMITMENTS (Details Narrative)				1 Months Ended	12 Months Ended
	Sep. 21, 2016 USD ($) shares	Jun. 30, 2015	Mar. 31, 2015 USD ($) ft²	Nov. 30, 2015 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares
Operating Leased Assets [Line Items]
Initial base rent on an annual basis					$ 23,100
Lease expiration date					Dec. 31, 2016
Exit costs						$ 22,962
Rent expense					1,211,567	$ 1,079,753
Number of options granted | shares						450,000	450,000
Stock-based compensation expense					852,775	$ 725,799
Separation Letter Agreement [Member] | Mr. John J. Rydzewski [Member]
Operating Leased Assets [Line Items]
Number of shares vested | shares	703,326
Stock-based compensation expense					$ 83,361
Description of additional compensation

Company will continue to pay 100% of the cost of Mr. Rydzewski’s continuation of health and dental benefits through COBRA, until the earlier of 18 months from Mr. Rydzewski’s separation date from the Company or such time as Mr. Rydzewski becomes eligible for similar benefits from another employer.

Stock-based compensation expense					$ 83,361
Separation Letter Agreement [Member] | Dr. Arthur H. Tinkelenberg [Member]
Operating Leased Assets [Line Items]
Stock-based compensation expense					15,580
Letter Agreement [Member] | Mr. Wael Fayad [Member]
Operating Leased Assets [Line Items]
Number of shares vested | shares	100,000
Annual base salary of Principal Executive Officer	$ 325,000
Description of bonus achievement objectives

Eligible to earn a target bonus of up to 50% of the base salary, payable in cash, based upon achievement of corporate objectives, individual objectives, and the Company’s finances, all as determined and at the discretion of the independent members of the Board or the Board’s Compensation Committee.

Number of options granted | shares	2,600,000
Number of shares vested for achievement of certain performance-based milestones | shares	2,500,000
Letter Agreement [Member] | Mr. Wael Fayad [Member] | 2014 Equity Incentive Plan [Member]
Operating Leased Assets [Line Items]
Number of options granted | shares	850,000
Letter Agreement [Member] | Mr. Wael Fayad [Member] | Outside 2014 Equity Incentive Plan [Member]
Operating Leased Assets [Line Items]
Number of options granted | shares	1,750,000
Office Lease Two [Member]
Operating Leased Assets [Line Items]
Lease term				5 years
Square footage of leased property | ft²				16,825
Initial base rent per square foot				$ 43
Initial base rent on an annual basis				715,062
Maximum initial base rent on an annual basis				804,739
Security deposit agreed to delivered to Landlord				529,699
Security Deposit Following Second Anniversary of Term Commencement Date				$ 411,988
Rent expense					$ 63,116	$ 36,847
Kendall Lease [Member]
Operating Leased Assets [Line Items]
Square footage of leased property | ft²			47,82.
Initial base rent on an annual basis			$ 248,664
Lease expiration date		Jun. 17, 2015
Exit costs			$ 55,352